Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY-VERSUS-PERFORMANCE

The Company’s compensation program is designed to ensure a strong tie between our corporate performance and executive pay. Please see the table and graphs below which show the impact that our performance has on the compensation realized by our chief executive and other named executive officers.

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid to our named executive officers and certain aspects of our financial performance.

Executive Compensation and Financial Performance Measures Table

The following table shows a summary of compensation reported for and compensation actually paid to our named executive officers (“NEOs”) for the last three years ended December 31, 2024 together with financial performance measures.

							Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table Total for First PEO (2)	Compensation Actually Paid to First PEO (3)	Summary Compensation Table Total for Second PEO (2)	Compensation Actually Paid to Second PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Stockholder Return (4)	Net Loss (5)
(a)	(b)	(c)	(d)	(e)	(h)	(i)	(j)	(l)
2024	$2,642,113	$1,545,780	$-	$-	$1,036,687	$658,694	$4	$(47,579)
2023	$3,640,829	$(85,598)	$7,437,427	$(4,786,950)	$3,131,976	$(662,148)	$6	$(284,232)
2022	$-	$-	$10,741,074	$10,196,784	$3,236,022	$3,148,286	$114	$(293,654)

(1)
The PEOs and NEOs included in the above columns reflect the following:

Year	First PEO (CEO)	Second PEO	Non-PEO NEOs
2024	Thane Wettig	N/A	Christine L. Chung, David DeLucia, Juan Graham, Deyaa Adib
2023	Thane Wettig	Enrique Conterno	Christine L. Chung, Mark Eisner, Juan Graham
2022	N/A	Enrique Conterno	Christine L. Chung, Mark Eisner, Juan Graham, Thane Wettig

(2)
The dollar amounts reported in columns (b), (d) and (f) represent the amount of total compensation reported for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to the 2024 Summary Compensation Table as set forth in this proxy statement.
(3)
The dollar amounts reported in columns (c), (e) and (g) represent the amount of “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received or paid to the individuals during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the number includes:

(a) The Summary Compensation Table Total less the reported grant date fair value of equity awards (as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year).

(b) The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. No adjustments were made to pensions (not applicable). The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of All Outstanding and Unvested Equity Awards Granted during Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years as of End of Covered Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Equity Award Adjustments
First PEO
2024	$449,686	($85,207)	$0	$59,160	($3,714)	$0	$419,925
2023	$396,129	($1,294,967)	$27,355	($10,567)	($145,344)	$0	($1,027,393)
2022	$0	$0	$0	$0	$0	$0	$0
Second PEO
2024	$0	$0	$0	$0	$0	$0	$0
2023	$0	$0	$0	$742,723	($6,446,100)	$0	($5,703,377)
2022	$8,492,756	$297,419	$0	($111,405)	$0	$0	$8,678,769
Average of Non-PEO NEOs
2024	$25,266	($24,337)	$0	$8,174	($45,356)	$0	($36,253)
2023	$191,641	($962,925)	$11,600	$36,686	($775,505)	$0	($1,498,502)
2022	$2,043,830	$164,531	$0	($76,773)	$0	$0	$2,131,587

(4)
Cumulative total stockholder return “cTSR” is the difference between our share price at the end of the applicable measurement period and our share price at the beginning of the measurement period as calculated in accordance with Item 402 of Regulation S-K.
(5)
The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.

Named Executive Officers, Footnote
(1)
The PEOs and NEOs included in the above columns reflect the following:

Year	First PEO (CEO)	Second PEO	Non-PEO NEOs
2024	Thane Wettig	N/A	Christine L. Chung, David DeLucia, Juan Graham, Deyaa Adib
2023	Thane Wettig	Enrique Conterno	Christine L. Chung, Mark Eisner, Juan Graham
2022	N/A	Enrique Conterno	Christine L. Chung, Mark Eisner, Juan Graham, Thane Wettig

Adjustment To PEO Compensation, Footnote	The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. No adjustments were made to pensions (not applicable). The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of All Outstanding and Unvested Equity Awards Granted during Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years as of End of Covered Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Equity Award Adjustments
First PEO
2024	$449,686	($85,207)	$0	$59,160	($3,714)	$0	$419,925
2023	$396,129	($1,294,967)	$27,355	($10,567)	($145,344)	$0	($1,027,393)
2022	$0	$0	$0	$0	$0	$0	$0
Second PEO
2024	$0	$0	$0	$0	$0	$0	$0
2023	$0	$0	$0	$742,723	($6,446,100)	$0	($5,703,377)
2022	$8,492,756	$297,419	$0	($111,405)	$0	$0	$8,678,769
Average of Non-PEO NEOs
2024	$25,266	($24,337)	$0	$8,174	($45,356)	$0	($36,253)
2023	$191,641	($962,925)	$11,600	$36,686	($775,505)	$0	($1,498,502)
2022	$2,043,830	$164,531	$0	($76,773)	$0	$0	$2,131,587

Non-PEO NEO Average Total Compensation Amount	$ 1,036,687	$ 3,131,976	$ 3,236,022
Non-PEO NEO Average Compensation Actually Paid Amount	$ 658,694	(662,148)	3,148,286
Adjustment to Non-PEO NEO Compensation Footnote	The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. No adjustments were made to pensions (not applicable). The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of All Outstanding and Unvested Equity Awards Granted during Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Change in Fair Value of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years as of End of Covered Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Any Outstanding and Unvested Equity Awards Granted in Any Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date Not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Equity Award Adjustments
First PEO
2024	$449,686	($85,207)	$0	$59,160	($3,714)	$0	$419,925
2023	$396,129	($1,294,967)	$27,355	($10,567)	($145,344)	$0	($1,027,393)
2022	$0	$0	$0	$0	$0	$0	$0
Second PEO
2024	$0	$0	$0	$0	$0	$0	$0
2023	$0	$0	$0	$742,723	($6,446,100)	$0	($5,703,377)
2022	$8,492,756	$297,419	$0	($111,405)	$0	$0	$8,678,769
Average of Non-PEO NEOs
2024	$25,266	($24,337)	$0	$8,174	($45,356)	$0	($36,253)
2023	$191,641	($962,925)	$11,600	$36,686	($775,505)	$0	($1,498,502)
2022	$2,043,830	$164,531	$0	($76,773)	$0	$0	$2,131,587

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company cTSR

The following chart shows the relationship between the aggregate compensation actually paid to our PEOs and non-PEO NEOs, and our cumulative total stockholder return.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss) The following chart shows the relationship between the aggregate compensation actually paid to our PEOs and non-PEO NEOs, and the Company’s net income.
Total Shareholder Return Vs Peer Group

Compensation Actually Paid and Company cTSR

The following chart shows the relationship between the aggregate compensation actually paid to our PEOs and non-PEO NEOs, and our cumulative total stockholder return.

Total Shareholder Return Amount	$ 4	6	114
Net Income (Loss)	$ (47,579,000)	(284,232,000)	(293,654,000)
Additional 402(v) Disclosure

Analysis of Information Presented in Pay Versus Performance Table

We generally seek to prioritize long-term performance as our primary incentive for Mr. Wettig and our other named executive officers, we do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular fiscal year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay Versus Performance table.

First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,642,113	3,640,829	0
PEO Actually Paid Compensation Amount	1,545,780	(85,598)	0
Adjustment to Compensation, Amount	$ 419,925	$ (1,027,393)	0
PEO Name	Thane Wettig	Thane Wettig
First PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 449,686	$ 396,129	0
First PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(85,207)	(1,294,967)	0
First PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	27,355	0
First PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,160	(10,567)	0
First PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,714)	(145,344)	0
First PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	7,437,427	10,741,074
PEO Actually Paid Compensation Amount	0	(4,786,950)	10,196,784
Adjustment to Compensation, Amount	0	$ (5,703,377)	$ 8,678,769
PEO Name		Enrique Conterno	Enrique Conterno
Second PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	$ 0	$ 8,492,756
Second PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	297,419
Second PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Second PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	742,723	(111,405)
Second PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(6,446,100)	0
Second PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,253)	(1,498,502)	2,131,587
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,266	191,641	2,043,830
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,337)	(962,925)	164,531
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	11,600	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,174	36,686	(76,773)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,356)	(775,505)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0